Exhibit (i)

MONTHLY CERTIFICATEHOLDERS' STATEMENT
DISCOVER CARD MASTER TRUST I
Series 2007-2 Monthly Statement

Class A Certificate CUSIP # 254706AA2
Class B Certificate CUSIP # 254706AB0

Distribution Date: August 16, 2010

Month Ending: July 31, 2010

Pursuant to the Series Supplement dated as of April 4, 2007, as amended, (the 'Series Supplement') relating to the Second Amended and Restated Pooling and Servicing Agreement dated as of June 4, 2010, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee, (the 'Pooling and Servicing Agreement') the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Trust. We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. The Pooling and Servicing Agreement was filed by the Trust as Exhibit 4.1 to the Trust's Current Report on Form 8-K filed on June 4, 2010, and the Series Supplement was filed by the Trust as Exhibit 4.4 to the Trust's Current Report on Form 8-K filed on April 4, 2007 in each case under the file number 000-23108. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement.

1.	Payments to investors in Series 2007-2 on this Distribution Date (per $1000 of Class Initial Investor Interest)

		Series 2007-2			Total	Interest	Principal
			Class A 32 days at	0.42094000%	$0.374168893	$0.374168893	$0.000000000
			Class B 32 days at	0.59094000%	$0.525279931	$0.525279931	$0.000000000

		Interest Accrual Period: from and including July 15, 2010 to but excluding August 16, 2010
		LIBOR Determination Date: July 13, 2010

2	.	Principal Receivables for July, 2010			Beginning Principal Balances	Ending Principal Balances
		(a)	Aggregate Investor Interest		$19,929,573,973.00		$19,382,534,866.00
			Seller Interest		$14,364,662,355.20		$14,611,744,781.60
			Total Master Trust		$34,294,236,328.20		$33,994,279,647.60
		(b)	Group One Investor Interest		$19,929,573,973.00		$19,382,534,866.00
		(c)	Group One Investor Interest for Interchange Series		$19,929,573,973.00		$19,382,534,866.00
		(d)	Series 2007-2 Investor Interest		$789,474,000.00		$789,474,000.00
		(e)	Class A Investor Interest		$750,000,000.00		$750,000,000.00
			Class B Investor Interest		$39,474,000.00		$39,474,000.00
		(f)	Total Master Trust # of Accounts		23,116,694		23,061,784
		(g)	Minimum Principal Receivables Balance at the end of the month(1)				$20,841,435,339.78
		(h)	Amount by which Master Trust Principal Receivables
			exceed the Minimum Principal Receivables Balance at the end of the month				$13,152,844,307.82

3	.	Allocation of Receivables and other amounts collected during July, 2010
			Finance Charge Collections		Principal Collections	Interchange
		(a)	Allocation between Investors and Seller:
			Aggregate Investor Allocation	$276,745,759.93	$3,963,940,160.28	$67,434,426.03
			Seller Allocation	$199,469,377.24	$2,857,079,635.89	$48,604,549.43
		(b)	Group One Allocation	$276,745,759.93	$3,963,940,160.28	$67,434,426.03
		(c) Series 2007-2 Allocation		$10,962,948.67	$157,026,696.73	$2,671,333.25
		(d)	Class A Allocation	$10,414,825.05	$149,175,702.94	$2,537,772.39
			Class B Allocation	$548,123.62	$7,850,993.79	$133,560.86
		(e) Series 2009-SD Principal Collections available to
			other series in Group One, including Series 2007-2,
			through reallocation to cover shortfalls in interest and
			servicing fees and to reimburse charge-offs	$77,725,520.58	N/A	N/A
		(f)	Group One Portfolio Yield
			(FCC yield excludes principal recoveries,
			see Item 17(b))	15.53%	N/A	4.06%
		(g) Group One Portfolio Yield from Series 2009-SD
			Principal Collections available to other series in Group
			One, including Series 2007-2	4.77%	N/A	N/A

(h)	Series 2007-2 Portfolio Yield
	(FCC yield excludes principal recoveries,
	see Item 17(b))	15.53%	N/A	4.06%

			July, 2010
(i)	Principal Collections as a monthly percentage of Master Trust Receivables
	at the beginning of July, 2010		19.64%
(j)	Finance Charge Collections as a monthly percentage of Master Trust Receivables
	at the beginning of July, 2010		1.37%
(k)	Total Collections as a monthly percentage of Master Trust Receivables
	at the beginning of July, 2010		21.01%
(l) Interchange as a monthly percentage of Master Trust Receivables
	at the beginning of July, 2010		0.33%
(m)Total Collections and Interchange as a monthly percentage of Master Trust Receivables
	at the beginning of July, 2010		21.34%
(n) Series 2009-SD Principal Collections, included in item 3(i) above, available to be used as
	Finance Charge Collections as a monthly percentage of Master Trust Receivables
	at the beginning of July, 2010		0.22%

(o) Trust Collections deposited for the month (2)		Prior Month	July, 2010
		$382,070,465.79	$668,205,292.46

4	.	Information Concerning the Series Principal Funding Account ("SPFA")
			Beginning	Deposits into the SPFA	Deficit Amount on		Ending	Investment
			SPFA Balance	on this Distribution Date	this Distribution Date		SPFA Balance	Income
		Series 2007-2	$0.00	$0.00		$0.00	$0.00	$0.00
5	.	Information Concerning Amount of Controlled Liquidation Payments
			Amount Paid on this	Deficit Amount on this			Total Payments through
			Distribution Date	Distribution Date			this Distribution Date
		Series 2007-2	$0.00		$0.00			$0.00
6	.	Information Concerning the Series Interest Funding Account ("SIFA")
				Beginning	Interest	Deposits into the SIFA		Ending
				SIFA Balance	Shortfall	on this Distribution Date		SIFA Balance
		Series 2007-2		$0.00	$0.00	$301,361.57		$0.00
7	.	Pool Factors for July, 2010
		Class A						1.00000000
		Class B						1.00000000
8	.	Investor Charged-Off Amount
							Cumulative Investor
						July, 2010	Charged-Off Amount
		(a) Group One				$139,744,802.96		$0.00
		(b) Series 2007-2				$5,535,821.41		$0.00
		(c) Class A				$5,259,042.36		$0.00
		Class B				$276,779.05		$0.00
		(d)	As an annualized percentage of
		Principal Receivables at the
		beginning of July, 2010				8.41%		N/A
9	.	Investor Losses for July, 2010					Per $1,000 of Initial
						Total	Series Investor Interest
		(a) Group One				$0.00		$0.00
		(b) Series 2007-2				$0.00		$0.00
		(c) Class A				$0.00		$0.00
		Class B				$0.00		$0.00

10. Reimbursement of Investor Losses for July, 2010			Per $1,000 of Initial
		Total	Series Investor Interest
(a)	Group One	$0.00	$0.00
(b)	Series 2007-2	$0.00	$0.00
(c)	Class A	$0.00	$0.00
	Class B	$0.00	$0.00
11. Aggregate Amount of Unreimbursed Investor Losses for July, 2010
			Per $1,000 of Initial
		Total	Series Investor Interest
(a)	Group One	$0.00	$0.00
(b)	Series 2007-2	$0.00	$0.00
(c)	Class A	$0.00	$0.00
	Class B	$0.00	$0.00
12. Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date
(a)	Group One		$33,215,956.64
(b)	Series 2007-2		$1,315,790.00
(c)	Class A		$1,250,000.00
	Class B		$65,790.00
13. Class A Available Subordinated Amount (Note: does not include Subordinate Series)
	Prior Distribution Date Current Distribution Date
Series 2007-2, Class B
(a) Total		$98,684,250.00	$98,684,250.00
(b) As a percentage of Class A Invested Amount		13.1579%	13.1579%

14	.	Amounts Available from Subordinate Series to this Series on this Distribution

					Prior Distribution Date	Current Distribution Date
		(a)	Available Subordinated Amount
			of Subordinate Series (after Usage) for Series 2007-2		$128,412,292.00	$128,412,292.00

		(b)	Usage of Subordinate Series for Series		$0.00	$0.00
			2007-2
		(c)	Subordinate Series Collections and
			Interchange available to Series 2007-2			$27,541,277.02

		(d)	Subordinate Series Collections
			and Interchange used by Series 2007-2
			to pay interest, Monthly Servicing Fee or
			reimburse the Investor Charged-off Amount			$0.00

		(e)	Subordinate Series Allocable Principal
			Collections used by Series 2007-2 to pay
			principal			$0.00
15	.	Total Available Credit Enhancement Amounts (Note: does not include Subordinate Series)
					Class B Balance on	Class B Balance on
					Prior Distribution Date Current Distribution Date
		(a)	Maximum Amount		$59,210,550.00	$59,210,550.00

		(b)	Available Amount		$59,210,550.00	$59,210,550.00

		(c)	Amount of unreimbursed Drawings on Credit
			Enhancement			$0.00
		(d)	Credit Enhancement Fee payable to DRFC Funding LLC
			related to loan provided to fund Credit Enhancement			$30,575.80
		(e)	Credit Enhancement Fee paid to DRFC Funding LLC
			related to loan provided to fund Credit Enhancement			$30,575.80

16	.	Delinquency Summary

		Master Trust Receivables Outstanding at the end of July, 2010				$34,422,755,767.77

				Number of	Delinquent Amount	Percentage of Ending
			Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
			30-59 Days	66,249	$407,616,319.37	1.18%
			60-89 Days	51,164	$338,009,688.53	0.98%
			90-119 Days	42,764	$296,033,874.40	0.86%
			120-149 Days	40,048	$289,319,028.98	0.84%
			150-179 Days	39,279	$294,173,467.94	0.85%
			180+ Days	0	$0.00	0.00%
			Total	239,504	$1,625,152,379.22	4.72%

					Annualized
17	.	Excess Spread applicable to this Distribution Date(3)		Amount	Percentage
		(a)	Group One (4)	$226,445,653.47	13.63%
		(b)	Group One three-month rolling average	$204,497,550.50	12.53%
		(c)	Interchange Subgroup (5)	$226,445,653.47	13.63%
		(d)	Interchange Subgroup three-month rolling average	$204,497,550.50	12.53%
		(e)	Series 2007-2 (6)	$6,450,733.14	9.81%
		(f)	Series 2007-2 three-month rolling average	$5,789,540.46	8.80%
18	.	Investor Principal Charge-Offs on this Distribution Date(7)		Amount	Rate
		(a)	Gross Charge-offs (rate shown as an annualized percentage of Investor
			Principal Receivables at the beginning of July, 2010)	$139,744,802.96	8.41%
		(b)	Recoveries (rate shown as an annualized percentage of Investor
			Principal Receivables at the beginning of July, 2010)	$18,863,114.16	1.14%
		(c)	Net Charge-offs (rate shown as an annualized percentage of Investor
			Principal Receivables at the beginning of July, 2010)	$120,881,688.80	7.28%

U.S. Bank National Association
as Trustee

By:________________________________

Vice President

(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur.

(2) Only the portion of Trust Collections required to be deposited under the Trust's Required Daily Deposit provisions will typically be deposited in the Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Trust performance.

(3) Investors should refer only to the highest of the Group Excess Spread Percentage (Item 17(a)), the Interchange Subgroup Excess Spread Percentage (Item 17(c)) and the Series Excess Spread Percentage (Item 17(e)) in assessing the current performance of the Trust and the Receivables. An amortization event occurs if the 3-month rolling average Group, Interchange Subgroup, and Series Excess Spreads are all less than zero. If necessary, the Trust will use funds available from series or subseries with positive Series Excess Spreads to cover expenses for series or subseries, if any, with negative Series Excess Spreads. Funds remaining after reallocation are distributed to Discover Bank for its general use in its regular course of business.

(4) Group Excess Spread is the sum of the Series Excess Spreads for each series, including each subseries, in the Group. The Group Excess Spread Percentage is equal to the Group Excess Spread, multiplied by twelve and divided by the Series Investor Interests at the beginning of the period for each series, including each subseries, in the Group. For purposes of calculating the Group Excess Spread, Series Excess Spread for Series 2009-SD includes the Principal Collections available to other series in Group One through reallocation, except for those Principal Collections included by Series 2007-CC in the calculation of Series Excess Spread for the DiscoverSeries.

(5) Beginning with the month ending July 31, 2009 and the related Distribution Date on August 17, 2009, all outstanding series are Interchange Series or include provisions for an Interchange Series Trigger Date, and as a result, interchange is not deducted from series excess spread for purpose of calculating Group Excess Spread. The 3-month rolling average Group Excess Spread Percentage and the Interchange Subgroup Excess Spread Percentage are the same beginning with the Distribution Date in October 2009.

(6) Series Excess Spread for this Series is the difference between (a) the sum of Finance Charge Collections, Investment Income, and Series Interchange for any Class of this Series (see Item 3(c)), and (b) the sum of (i) the monthly interest for this Series (see"Deposits into the SIFA on this Distribution Date" in Item 6), (ii) the monthly servicing fee for this Series (see Item12(b)), (iii) the Investor Charged-Off Amount (see Item 8(b)), and (iv) the Credit Enhancement Fee (see Item 15(d)), in each case for this Distribution Date. Series Excess Spread for this Series does not reflect Series 2009-SD principal collections (see Item 3(g)), but such principal collections are available to this series through reallocation provisions to cover shortfalls in interest and servicing fees and to reimburse charge-offs. Beginning with the month ending July 31, 2009 and the related Distribution Date on August 17, 2009, all outstanding series are Interchange Series or include provisions for an Interchange Series Trigger Date, and as a result, interchange is not deducted from series excess spread for purposes of calculating Group Excess Spread. The 3-month rolling average Group Excess Spread Percentage and the Interchange Subgroup Excess Spread Percentage are the same beginning with the Distribution Date in October 2009. The Series Excess Spread Percentage is equal to the Series Excess Spread, multiplied by twelve and divided by the Series Investor Interest for this Series as of the beginning of the related due period.

(7) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

MASTER SERVICER'S CERTIFICATE STATEMENT

DISCOVER CARD MASTER TRUST I

Series 2007-2 Monthly Statement

CREDIT CARD
PASS-THROUGH CERTIFICATES

     The undersigned, a duly authorized representative of Discover Bank, as Master Servicer pursuant to the Second Amended and Restated Pooling & Servicing Agreement dated as of June 4, 2010, as amended (the 'Pooling & Servicing Agreement') and the Series Supplement dated as of April 4, 2007, as amended (the 'Series Supplement') by and between Discover Bank and U.S. Bank National Association, as Trustee, does hereby certify as follows with respect to the Series Supplement for the Discover Card Master Trust I, Series 2007-2 Master Trust Certificates for the Distribution Date occurring on August 16, 2010:

1	.	Discover Bank is Master Servicer under the Pooling and Servicing Agreement.
2	.	The undersigned is a Servicing Officer of Discover Bank as Master Servicer.
3	.	The aggregate amount of Collections processed during July, 2010
		is equal to	$7,297,234,933.34
4	.	The aggregate amount of Class A Principal Collections processed during July, 2010
		is equal to	$149,175,702.94
5	.	The aggregate amount of Class A Finance Charge Collections processed during July, 2010
		is equal to	$10,414,825.05
6	.	The aggregate amount of Class A Interchange processed during July, 2010
		is equal to	$2,537,772.39
7	.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement:
		(a) with respect to the Class A Required Amount Shortfall is equal to	$0.00
		(b) with respect to the Class A Cumulative Investor Charged-Off Amount is equal to	$0.00
8	.	The sum of all amounts payable to the Class A Certificateholders on the current Distribution Date is
		equal to	$280,626.67

1

9	.	The aggregate amount of Class B Principal Collections processed during July, 2010
		is equal to	$7,850,993.79
10	.	The aggregate amount of Class B Finance Charge Collections processed during July, 2010
		is equal to	$548,123.62
11	.	The aggregate amount of Class B Interchange processed during July, 2010
		is equal to	$133,560.86
12	.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement:
		(a) with respect to the Class B Required Amount Shortfall is equal to	$0.00
		(b) with respect to the Class B Cumulative Investor Charged-Off Amount is equal to	$0.00
13	.	The sum of all amounts payable to the Class B Certificateholders on the current Distribution Date is
		equal to	$20,734.90
14	.	The amount of drawings under the Credit Enhancement required to be made and not immediately
		reimbursed on the related Drawing Date pursuant to the Series Supplement:
		(a) with respect to the Class B Required Amount Shortfall is equal to	$0.00
		(b) with respect to the Class B Cumulative Investor Charged-off Amount is equal to	$0.00
		(c) with respect to the Class B Investor Interest is equal to	$0.00
15	.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement with respect to the
		Principal Distribution Amount Shortfall is equal to	$0.00
16	.	Attached hereto is a true copy of the statement required to be delivered by the Master Servicer on the date of this Certificate to the
		Trustee pursuant to the section entitled Master Servicer's Monthly Certificate of the Series Supplement.

Series 2007-2

DISCOVER BANK
as Master Servicer

By:________________________________

Assistant Vice President, Assistant Treasurer and Assistant Secretary

2